Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income for the year	$ 247.0	$ 200.7
Items that may be reclassified to net income in subsequent periods:
Exchange differences on translation of foreign operations	126.8	(40.1)
Net unrealized loss on FVOCI financial assets	(0.6)	(2.9)
Unrealized gain on interest rate and total return swaps	3.6	3.6
Total items that may be reclassified to net income in subsequent periods	129.8	(39.4)
Items not to be reclassified to net income:
Remeasurement gain (loss) on net employee defined benefit obligations	35.5	(10.1)
Other comprehensive income (loss) for the year, net of tax	165.3	(49.5)
Total comprehensive income for the year, net of tax	$ 412.3	$ 151.2